3. SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative liability	$ 54,626	$ 273,170	$ 779,796
Asset Retirement Obligation	158,783	163,020
Level 3 [Member]
Derivative liability	54,626	273,170
Asset Retirement Obligation	$ 158,783	$ 163,020